Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 120,533	₩ 329,581	₩ 268,885
Impact of change in deferred taxes	199,527	(15,016)	1,771
Income tax expense	₩ 320,060	₩ 314,565	₩ 270,656